Annual Total Returns - FidelityTreasuryMoneyMarketFund-CPRO - FidelityTreasuryMoneyMarketFund-CPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Advisor Class C	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.01%
Annual Return 2018	0.45%
Annual Return 2019	0.81%
Annual Return 2020	0.04%
Annual Return 2021	0.01%
Annual Return 2022	0.73%
Annual Return 2023	3.70%